Employee benefit obligations - Employee Benefit Expense (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	SFr (3.4)	SFr (2.6)	SFr (1.6)
Past service cost	0.3	0.0	0.0
Employee benefit expenses	SFr (3.1)	SFr (2.6)	SFr (1.6)